Earnings Per Share - Additional Information (Detail) - shares	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Earnings Per Share [Line Items]
Class B common stock conversion, number of shares	2,572,536	2,574,336	2,581,627
Anti-dilutive stock options excluded from earnings per share	19,722	205,380	74,270